Events (Unaudited) Subsequent to the Date of the Independent Auditors’ Report (Details) - USD ($)	1 Months Ended			9 Months Ended
	May 17, 2022	Feb. 28, 2022	Dec. 30, 2021	Jun. 30, 2022
Events (Unaudited) Subsequent to the Date of the Independent Auditors’ Report (Details) [Line Items]
Cost of intangible assets (in Dollars)		$ 2,861,631
Purchase price, percentage				96.00%
Maximum [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditors’ Report (Details) [Line Items]
Estimated useful life				5 years
Minimum [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditors’ Report (Details) [Line Items]
Estimated useful life				3 years
Trade Names [Member] | Maximum [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditors’ Report (Details) [Line Items]
Estimated useful life		10 years
Trade Names [Member] | Minimum [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditors’ Report (Details) [Line Items]
Estimated useful life		3 years
Subsequent Event [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditors’ Report (Details) [Line Items]
Common stock, value (in Dollars)	$ 75,000,000
Purchase price, percentage	96.00%
Outstanding, percentage	4.99%
Sale price (in Dollars)	$ 1,500,000
Additional shares issued (in Shares)	750,000
Technology Equipment [Member] | Maximum [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditors’ Report (Details) [Line Items]
Estimated useful life		10 years
Technology Equipment [Member] | Minimum [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditors’ Report (Details) [Line Items]
Estimated useful life		5 years
Digiclear Agreement [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditors’ Report (Details) [Line Items]
Consideration of common stock shares (in Shares)			15,151,515
Series of Individually Immaterial Business Acquisitions [Member] | Digiclear Agreement [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditors’ Report (Details) [Line Items]
Acquire shares (in Shares)			5,400,000